EQUITY AND STOCK-BASED COMPENSATION - Restricted Stock Share and Restricted Stock Unit Awards (Details)	12 Months Ended
Dec. 31, 2015
Restricted stock shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of historical volatility	3 years